Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
Supplement [Text Block]	cfsti4_SupplementTextBlock
Supplement dated December 20, 2017
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	8/1/2017
The following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective January 1, 2018 (the Effective Date), the Fund compares its performance to that of a blended benchmark consisting of 60% MSCI ACWI Index (Net) Hedged to DM Currencies and 40% Bloomberg Barclays Global Aggregate Bond Hedged Index (the New Blended Benchmark). In addition, on the Effective Date, the blended benchmark consisting of 60% MSCI ACWI All Cap Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index (the Former Blended Benchmark) will be modified to a blended benchmark consisting of 60% MSCI ACWI Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index (the Modified Blended Index). The Fund will continue to compare its performance to that of the FTSE (formerly Citi) Three-Month U.S. Treasury Bill Index. The Fund’s investment manager recommended these changes because the new benchmarks provide a more complete comparison with how the Fund is managed.
In addition, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2016)
	Share Class Inception Date	1 Year	Life of Fund
Class A	06/19/2012
returns before taxes		3.00%	2.12%
returns after taxes on distributions		2.13%	1.10%
returns after taxes on distributions and sale of Fund shares		1.70%	1.27%
Class Adv (formerly Class R4) returns before taxes	10/01/2014	9.70%	3.60%
Class C returns before taxes	06/19/2012	7.46%	2.68%
Class Inst (formerly Class Z) returns before taxes	06/19/2012	9.59%	3.72%
Class Inst2 (formerly Class R5) returns before taxes	06/19/2012	9.63%	3.80%
Class Inst3 (formerly Class Y) returns before taxes	10/01/2014	9.70%	3.66%
Class K returns before taxes	06/19/2012	9.46%	3.55%
Class R returns before taxes	06/19/2012	9.06%	3.21%
Class T returns before taxes	06/19/2012	6.68%	2.92%
Modified Blended Benchmark (consisting of 60% MSCI ACWI Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		5.69%	5.50%
New Blended Benchmark (consisting of 60% MSCI ACWI Index (Net) Hedged to DM Currencies and 40% Bloomberg Barclays Global Aggregate Bond Hedged Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		7.43%	8.23%
FTSE Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)		0.27%	0.09%
Former Blended Benchmark (consisting of 60% MSCI ACWI All Cap Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI All Cap Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		6.01%	5.66%

The rest of the section remains the same.

Columbia Adaptive Risk Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti4_SupplementTextBlock
Supplement dated December 20, 2017
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	8/1/2017
The following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective January 1, 2018 (the Effective Date), the Fund compares its performance to that of a blended benchmark consisting of 60% MSCI ACWI Index (Net) Hedged to DM Currencies and 40% Bloomberg Barclays Global Aggregate Bond Hedged Index (the New Blended Benchmark). In addition, on the Effective Date, the blended benchmark consisting of 60% MSCI ACWI All Cap Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index (the Former Blended Benchmark) will be modified to a blended benchmark consisting of 60% MSCI ACWI Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index (the Modified Blended Index). The Fund will continue to compare its performance to that of the FTSE (formerly Citi) Three-Month U.S. Treasury Bill Index. The Fund’s investment manager recommended these changes because the new benchmarks provide a more complete comparison with how the Fund is managed.
In addition, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2016)
	Share Class Inception Date	1 Year	Life of Fund
Class A	06/19/2012
returns before taxes		3.00%	2.12%
returns after taxes on distributions		2.13%	1.10%
returns after taxes on distributions and sale of Fund shares		1.70%	1.27%
Class Adv (formerly Class R4) returns before taxes	10/01/2014	9.70%	3.60%
Class C returns before taxes	06/19/2012	7.46%	2.68%
Class Inst (formerly Class Z) returns before taxes	06/19/2012	9.59%	3.72%
Class Inst2 (formerly Class R5) returns before taxes	06/19/2012	9.63%	3.80%
Class Inst3 (formerly Class Y) returns before taxes	10/01/2014	9.70%	3.66%
Class K returns before taxes	06/19/2012	9.46%	3.55%
Class R returns before taxes	06/19/2012	9.06%	3.21%
Class T returns before taxes	06/19/2012	6.68%	2.92%
Modified Blended Benchmark (consisting of 60% MSCI ACWI Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		5.69%	5.50%
New Blended Benchmark (consisting of 60% MSCI ACWI Index (Net) Hedged to DM Currencies and 40% Bloomberg Barclays Global Aggregate Bond Hedged Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		7.43%	8.23%
FTSE Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)		0.27%	0.09%
Former Blended Benchmark (consisting of 60% MSCI ACWI All Cap Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI All Cap Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		6.01%	5.66%

The rest of the section remains the same.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2018 (the Effective Date), the Fund compares its performance to that of a blended benchmark consisting of 60% MSCI ACWI Index (Net) Hedged to DM Currencies and 40% Bloomberg Barclays Global Aggregate Bond Hedged Index (the New Blended Benchmark). In addition, on the Effective Date, the blended benchmark consisting of 60% MSCI ACWI All Cap Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index (the Former Blended Benchmark) will be modified to a blended benchmark consisting of 60% MSCI ACWI Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index (the Modified Blended Index). The Fund will continue to compare its performance to that of the FTSE (formerly Citi) Three-Month U.S. Treasury Bill Index. The Fund’s investment manager recommended these changes because the new benchmarks provide a more complete comparison with how the Fund is managed.
Columbia Adaptive Risk Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.00%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.12%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | Class Adv
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.70%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.60%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Columbia Adaptive Risk Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.68%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | Class Inst
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.59%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.72%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.80%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.70%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.66%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Columbia Adaptive Risk Allocation Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.55%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.06%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.21%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.68%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.13%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.10%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.70%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.27%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2012
Columbia Adaptive Risk Allocation Fund | Modified Blended Benchmark (consisting of 60% MSCI ACWI Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.69%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.50%
Columbia Adaptive Risk Allocation Fund | New Blended Benchmark (consisting of 60% MSCI ACWI Index (Net) Hedged to DM Currencies and 40% Bloomberg Barclays Global Aggregate Bond Hedged Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.23%
Columbia Adaptive Risk Allocation Fund | FTSE Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.09%
Columbia Adaptive Risk Allocation Fund | Former Blended Benchmark (consisting of 60% MSCI ACWI All Cap Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index) (reflects reinvested dividends net of withholding taxes on the MSCI ACWI All Cap Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.66%